Short-term Borrowings and Long-term Loan - Summary of Bank Loans (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Less: amounts classified as short-term loan
Short-term Debt	$ 9,962	¥ 65,000	¥ 65,000
Bank of Weifang | - June 19, 2019 to June 18, 2020
Less: amounts classified as short-term loan
Short-term bank loans, fixed interest rate	6.50%	6.50%
Short-term Debt	$ 0	¥ 0	15,000
Bank of Weifang | - July 15, 2019 to July 15, 2020
Less: amounts classified as short-term loan
Short-term bank loans, fixed interest rate	6.50%	6.50%
Short-term Debt	$ 0	¥ 0	20,000
Bank of Weifang | - July 18, 2019 to July 9, 2020
Less: amounts classified as short-term loan
Short-term bank loans, fixed interest rate	6.50%	6.50%
Short-term Debt	$ 0	¥ 0	30,000
Bank of Weifang | - June 18, 2020 to June 15, 2021
Less: amounts classified as short-term loan
Short-term bank loans, fixed interest rate	6.50%	6.50%
Short-term Debt	$ 2,299	¥ 15,000	0
Bank of Weifang | - July 15, 2020 to July 9, 2021
Less: amounts classified as short-term loan
Short-term bank loans, fixed interest rate	6.50%	6.50%
Short-term Debt	$ 3,065	¥ 20,000	0
Bank of Weifang | - July 9, 2020 to July 9, 2021
Less: amounts classified as short-term loan
Short-term bank loans, fixed interest rate	6.50%	6.50%
Short-term Debt	$ 4,598	¥ 30,000	¥ 0